Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Cash
Cash on hand	$ 463		$ 383
Bank deposits	10,575		7,877
Cash	11,038		8,260
Cash equivalents (investments with maturities of less than three months)
Commercial paper	6,144		10,179
Negotiable certificate of deposit	7,600		7,950
Time deposits	2,863		2,436
Cash equivalents	16,607		20,565
Cash and cash equivalents	$ 27,645	$ 903	$ 28,825	$ 942	$ 31,100	$ 30,271